Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
29.	Fair Value Measurement

Fair value is defined as the price that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three main valuation techniques to measure fair value of assets and liabilities: the market approach, the income approach and the cost approach. The accounting literature defines an input fair value hierarchy that has three broad levels and gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The valuation techniques are summarized below:

The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The income approach uses financial models to convert future amounts to a single present amount. These valuation techniques include present value and option-pricing models.

The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. This technique is often referred to as current replacement costs.

The input fair value hierarchy is summarized below:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at each reporting date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value and is used to measure fair value whenever available.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active(markets in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers (for example, some brokered markets), or in which little information is released publicly (for example, a principal-to-principal market)), and inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Level 3 inputs are unobservable inputs for the asset or liability. Unobservable inputs are only used to measure fair value to the extent that observable inputs are not available, thereby allowing for the fair value of an asset or liability to be measured in situations when there is little, if any, market activity for the asset or liability at the measurement date.

The following table presents major categories of the Company’s assets measured at fair value on a recurring basis as of December 31, 2011 (in thousands):

	Fair Value Measurements Using
Description	December 31, 2011	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mortgage-backed securities	$13,418	—	13,418	—
REMICS	31,690	—	31,690	—
Benihana Common Stock	16,190	16,190	—	—
Other equity securities	1,505	1,005	500	—

Total	$62,803	17,195	45,608	—

The following table presents major categories of the Company’s assets measured at fair value on a recurring basis as of December 31, 2010 (in thousands):

	Fair Value Measurements Using
Description	December 31, 2010	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mortgage-backed securities	$112,042	—	112,042	—
REMICS	68,841	—	68,841	—
Agency bonds	60,143	—	60,143	—
Municipal bonds	162,123	—	162,123	—
Taxable securities	19,922	—	19,922	—
Foreign currency put options	24	24	—	—
Benihana Convertible Preferred Stock	21,106	—	—	21,106
Other equity securities	20,819	20,819	—	—

Total	$465,020	20,843	423,071	21,106

There were no recurring liabilities measured at fair value in the Company’s financial statements as of December 31, 2011 or 2010.

The following table presents major categories of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010 and 2011 (in thousands):

	Interests in Notes Receivable Sold	Other Bonds	Benihana Convertible Preferred Stock	Total
Balance at December 31, 2009	$26,340	250	17,766	44,356
Total gains and losses (realized/unrealized)	—	—	—	—
Included in earnings	—	—	—	—
Cumulative effect of change in accounting principle (1)	(26,340)	—	—	(26,340)
Included in other comprehensive income	—	—	3,340	3,340
Purchases, issuances, and settlements	—	(250)	—	(250)
Transfers in and/or out of Level 3		—	—	—

Balance at December 31, 2010	—	—	21,106	21,106
Total gains and losses (realized/unrealized)	—	—	—	—
Included in earnings	—	—	—	—
Included in other comprehensive income	—	—	(155)	(155)
Purchases, issuances, and settlements (2)	—	—	(5,238)	(5,238)
Transfers in and/or out of Level 3 (2)	—	—	(15,713)	(15,713)

Balance at December 31, 2011	$—	—	—	—

(1)	Retained interests in notes receivable sold was eliminated upon a change in accounting principle. For further information, see Note 4.
(2)	During May and July 2011, BFC converted an aggregate of 300,000 shares of Convertible Preferred Stock of Benihana into shares of Benihana’s Common Stock. In connection with the May 2011 conversion, effective for the quarter ended June 30, 2011, we began to assess the value of our investment in Benihana’s Convertible Preferred Stock, as if converted, by using the market approach with Level 2 measurements instead of the income approach with Level 3 measurements which we historically used. During October 2011, BFC converted its remaining 500,000 shares of Convertible Preferred Stock of Benihana into shares of Benihana’s Common Stock.

The valuation techniques and the inputs used in our financial statements to measure the fair value of our recurring financial instruments are described below.

The fair values of agency bonds, municipal bonds, taxable bonds, mortgage-backed and real estate mortgage conduit securities (“REMICS”) are estimated using independent pricing sources and matrix pricing. Matrix pricing uses a market approach valuation technique and Level 2 valuation inputs as quoted market prices are not available for the specific securities that BankAtlantic owns. The independent pricing sources value these securities using observable market inputs including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads and other reference data in the secondary institutional market which is the principal market for these types of assets. To validate fair values obtained from the pricing sources, BankAtlantic reviews fair value estimates obtained from brokers, investment advisors and others to determine the reasonableness of the fair values obtained from independent pricing sources. BankAtlantic reviews any price that it determines may not be reasonable and requires the pricing sources to explain the differences in fair value or reevaluate its fair value.

During the year ended December 31, 2010, the estimated fair value of the Company’s investment in Benihana’s Convertible Preferred Stock was assessed using the income approach with Level 3 inputs by discounting future cash flows at a market discount rate combined with the fair value of the underlying shares of Benihana’s Common Stock that BFC would have received at that time upon conversion of its shares of Benihana’s Convertible Preferred Stock. At December 31, 2010, the estimated fair value of our investment in Benihana’s Convertible Preferred Stock was approximately $21.1 million based on the income approach with Level 3 inputs. As discussed above, during 2011, BFC converted all 800,000 shares of Benihana’s Convertible Preferred Stock that it owned into an aggregate of 1,582,577 shares of Benihana’s Common Stock. The estimated fair value of Benihana’s Common Stock at December 31, 2011 was obtained by using the quoted market price using Level 1 inputs. At December 31, 2011, the estimated fair value of our investment in Benihana’s Common Stock of approximately $16.2 million was based on the closing price of Benihana’s Common Stock on the NASDAQ on December 31, 2011 of $10.23 per share.

Equity securities are generally fair valued using the market approach and quoted market prices (Level 1) or matrix pricing (Level 2 or Level 3) with inputs obtained from independent pricing sources, if available. We also obtain non-binding broker quotes to validate fair values obtained from matrix pricing. However, for certain equity and debt securities in which observable market inputs cannot be obtained, we value these securities either using the income approach and pricing models that we have developed or based on observable market data that we adjust based on our judgment of the factors we believe a market participant would use to value the securities (Level 3). We also hold investments in private limited partnerships that do not have readily determinable fair values. We use the net asset value per share as provided by the partnership to estimate the fair value of these investments. The net asset value of the partnership is a Level 2 input since, with respect to our current limited partnership investments, we have the ability to redeem our investment at its net asset value.

The fair value of foreign currency put options was obtained using the market approach and quoted market prices using Level 1 inputs.

The following table presents major categories of assets measured at fair value on a non-recurring basis as of December 31, 2011 (in thousands):

	Fair Value Measurements Using
Description	December 31, 2011	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Impairments (1)
Loans measured for impairment using the fair value of the underlying collateral	$340,479	—	—	340,479	82,101
Impairment of real estate owned	82,217	—	—	82,217	14,215
Impairment of real estate held for sale	3,898	—	—	3,898	600
Impairment of loans held for sale	41,408	—	—	41,408	7,646

Total	$468,002	—	—	468,002	104,562

(1)	Total impairment represents the amount of loss recognized during the year ended December 31, 2011 on assets that were measured at fair value as of December 31, 2011.

The following table presents major categories of assets measured at fair value on a non-recurring basis as of December 31, 2010 (in thousands):

	Fair Value Measurements Using
Description	December 31, 2010	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Impairments (1)
Loans measured for impairment using the fair value of the underlying collateral	$395,333	—	—	395,333	$146,521
Impairment of real estate owned	26,359	—	—	26,359	6,830
Impairment of assets held for sale	13,878	—	—	13,878	4,469
Impairment of real estate held for sale	5,435	—	—	5,435	2,604

Total	$441,005	—	—	441,005	$160,424

(1)	Total impairments represent the amount of loss recognized during the year ended December 31, 2010 on assets that were measured at fair value as of December 31, 2010.

Loans Measured for Impairment

Impaired loans are generally valued based on the fair value of the underlying collateral. BankAtlantic Bancorp primarily uses third party appraisals to assist in measuring non-homogenous impaired loans. These appraisals generally use the market or income approach valuation technique and use market observable data to formulate an opinion of the fair value of the loan’s collateral. However, the appraiser uses professional judgment in determining the fair value of the collateral or properties and BankAtlantic may also adjust these values for changes in market conditions subsequent to the appraisal date. When current appraisals are not available for certain loans, BankAtlantic uses its judgment on market conditions to adjust the most current appraisal. The sales prices may reflect prices of sales contracts not closed and the amount of time required to sell out the real estate project may be derived from current appraisals of similar projects. Consequently, the calculation of the fair value of the collateral uses Level 3 inputs. BankAtlantic Bancorp generally uses third party brokered price options or an automated valuation service to measure the fair value of the collateral for impaired homogenous loans in the establishment of specific reserves or charge-offs when these loans become 120 days delinquent. These third party valuations from real estate professionals also use Level 3 inputs in the determination of the fair values.

Impaired Real Estate Owned

Real estate is generally valued using third party appraisals or broker price opinions. These appraisals generally use the market approach valuation technique and use market observable data to formulate an opinion of the fair value of the properties. However, the appraisers or brokers use professional judgments in determining the fair value of the properties and we may also adjust these values for changes in market conditions subsequent to the valuation date. As a consequence of using appraisals, broker price opinions and adjustments to appraisals, the fair values of the properties are considered Level 3 inputs.

Loans Held for Sale

Loans held for sale are valued using an income approach with Level 3 inputs as market quotes or sale transactions of similar loans are generally not available. The fair value is estimated by discounting forecasted cash flows using a discount rate that reflects the risks inherent in the loans held for sale portfolio. For non-performing loans held for sale, the forecasted cash flows are based on the estimated fair value of the collateral less cost to sell adjusted for foreclosure expenses and other operating expenses of the underlying collateral until foreclosure or sale.

Financial Disclosures about Fair Value of Financial Instruments

The following table presents information for financial instruments at December 31, 2011 and 2010 (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and due from other banks	$183,048	183,048	178,868	178,868
Interest bearing deposits in other banks	675,741	675,741	455,538	455,538
Restricted cash	62,727	62,727	62,249	62,249
Securities available for sale and derivatives	62,803	62,803	465,020	465,020
Investment securities	256	256	2,033	2,033
Tax certificates	46,488	45,562	89,789	90,738
Federal Home Loan Bank stock	18,308	18,308	43,557	43,557
Loans receivable including loans held for sale, net	2,497,837	2,311,177	3,039,486	2,689,890
Notes receivable	517,836	558,000	574,969	619,000
Financial liabilities:
Deposits	$3,279,852	3,279,331	3,891,190	3,893,807
Advances from FHLB	—	—	170,000	170,038
Securities sold under agreements to repurchase and other short term borrowings	—	—	22,764	22,764
Receivable-backed notes payable	478,098	468,000	569,214	560,728
Notes and mortgage notes payable and other borrowings	108,533	107,989	228,184	214,527
Junior subordinated debentures	477,316	336,221	461,568	220,080

Management has made estimates of fair value that it believes to be reasonable. However, because there is no active market for many of these financial instruments and management has derived the fair value of the majority of these financial instruments using the income approach technique with Level 3 unobservable inputs, there is no assurance that the Company or its subsidiaries would receive the estimated value upon sale or disposition of the asset or pay the estimated value upon disposition of the liability in advance of its scheduled maturity. Management estimates used in its net present value financial models rely on assumptions and judgments regarding issues where the outcome is unknown and actual results or values may differ significantly from these estimates. These fair value estimates do not consider the tax effect that would be associated with the disposition of the assets or liabilities at their fair value estimates.

Interest bearing deposits in other banks include $5.7 million and $45.6 million of certificates of deposits guaranteed by the FDIC with maturities of less than one year as of December 31, 2011 and 2010, respectively. Due to the FDIC guarantee and the short maturity of these certificates of deposit, the fair value of these deposits approximates the carrying value.

The fair value of tax certificates was calculated using the income approach with Level 3 inputs. The fair value is based on discounted expected cash flows using discount rates that take into account the risk of the cash flows of tax certificates relative to alternative investments.

The fair value of FHLB stock is its carrying amount.

Fair values are estimated for BankAtlantic Bancorp loan portfolios with similar financial characteristics. Loans are segregated by category, and each loan category is further segmented into fixed and adjustable rate interest terms and by performing and non-performing categories.

The fair value of BankAtlantic Bancorp’s performing loans is calculated by using an income approach with Level 3 inputs. The fair values are estimated by discounting forecasted cash flows through the estimated maturity using estimated market discount rates that reflect the interest rate risk inherent in the loan portfolio. The estimate of average maturity is based on BankAtlantic’s historical experience with prepayments for each loan classification, modified as required, by an estimate of the effect of current economic and lending conditions. Management of BankAtlantic Bancorp assigns a credit risk premium and an illiquidity adjustment to these loans based on risk grades and delinquency status.

The estimated fair value of Bluegreen’s notes receivable is based on estimated future cash flows considering contractual payments and estimates of prepayments and defaults, discounted at a market rate.

As permitted by applicable accounting guidance, the fair value of deposits with no stated maturity, such as non-interest bearing demand deposits, savings and NOW accounts, and money market and checking accounts, is shown in the above table at book value. The fair value of certificates of deposit is based on an income approach with Level 3 inputs. The fair value is calculated by the discounted value of contractual cash flows with the discount rate estimated using current rates offered by BankAtlantic for similar remaining maturities.

The fair value of short-term borrowings is calculated using the income approach with Level 2 inputs. Contractual cash flows are discounted based on current interest rates. The carrying value of these borrowings approximates fair value as maturities are generally less than thirty days.

The fair value of FHLB advances was calculated using the income approach with Level 2 inputs. The fair value was based on discounted cash flows using rates offered for debt with comparable terms to maturity and issuer credit standing.

The estimated fair values of notes and mortgage notes payable and other borrowings, including receivable-backed notes payable, were determined by discounting the net cash flows to be used to repay the debt.

In determining the fair value of BankAtlantic Bancorp’s junior subordinated debentures, BankAtlantic Bancorp used NASDAQ price quotes available with respect to its $73.5 million of publicly traded trust preferred securities related to its junior subordinated debentures (“public debentures”). However, $263.6 million of the outstanding trust preferred securities related to its junior subordinated debentures are not traded, but are privately held in pools (“private debentures”) and with no trading markets, sales history, liquidity or readily determinable source for valuation. BankAtlantic Bancorp has deferred the payment of interest with respect to all of its junior subordinated debentures as permitted by the terms of these securities. Based on the deferral status and the lack of liquidity and ability of a holder to actively sell such private debentures, the fair value of these private debentures may be subject to a greater discount to par and have a lower fair value than indicated by the public debenture price quotes. However, due to their private nature and the lack of a trading market, fair value of the private debentures was not readily determinable at December 31, 2011 and 2010, and as a practical alternative, BankAtlantic Bancorp used the NASDAQ price quotes of the public debentures to value its remaining outstanding junior subordinated debentures whether privately held or publicly traded.

The estimated fair value of Woodbridge’s and Bluegreen’s junior subordinated debentures as of December 31, 2011 and 2010 were based on the discounted value of contractual cash flows at a market discount rate or market price quotes from the over-the-counter bond market.

Derivatives

During 2010, BankAtlantic expanded its cruise ship automated teller machine (“ATM”) operations and began dispensing foreign currency from certain ATMs on cruise ships. BankAtlantic purchased foreign currency put options as an economic hedge for the foreign currency in its cruise ship ATMs. The foreign currency put options are valued based on market quotes, which is a level 1 input. Included in securities available for sale as of December 31, 2010 was $24,000 of foreign currency put options.